EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 18, 2019 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for the following Portfolios:

EQ/PIMCO Global Real Return Portfolio

EQ/PIMCO Real Return Portfolio

EQ/PIMCO Total Return Portfolio

EQ/Quality Bond PLUS Portfolio

Multimanager Core Bond Portfolio

Effective immediately, Mihir P. Worah will no longer have responsibility for the securities selection, research, and trading for the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Real Return Portfolio, EQ/PIMCO Total Return Portfolio, and the Active Allocated Portion of the EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio. All references to Mihir P. Worah in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

The table in the section of the Summary Prospectus and Prospectus entitled “EQ/PIMCO Global Real Return Portfolio — Who Manages the Portfolio — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”)” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
David Brhel	Vice President and Portfolio Manager	December 2019

**********

The table in the section of the Summary Prospectus and Prospectus entitled “EQ/PIMCO Real Return Portfolio — Who Manages the Portfolio — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”)” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Daniel He	Senior Vice President and Portfolio Manager	December 2019

**********

The table in the section of the Summary Prospectus and Prospectus entitled “EQ/PIMCO Total Return Portfolio — Who Manages the Portfolio — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”)” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Mohit Mittal	Managing Director and Portfolio Manager	December 2019

**********

The table in the section of the Summary Prospectus and Prospectus entitled “EQ/Quality Bond PLUS Portfolio — Who Manages the Portfolio — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”)” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Mohit Mittal	Managing Director and Portfolio Manager	December 2019

**********

The table in the section of the Summary Prospectus and Prospectus entitled “Multimanager Core Bond Portfolio — Who Manages the Portfolio — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”)” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Mohit Mittal	Managing Director and Portfolio Manager	December 2019

**********

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Pacific Investment Management Company, LLC (“PIMCO”)” is amended to include the following information:

David Brhel is a vice president in the Newport Beach office and a portfolio manager on the real return team. Prior to joining PIMCO in 2017, he managed the global inflation-linked portfolio at APG Asset Management. He has nine years of investment experience and holds a master’s degree in financial economics and an undergraduate degree from the Erasmus University Rotterdam.

Daniel He is a senior vice president and portfolio manager in the Newport Beach office. He is a member of the liquid products group specializing in real return and mortgage-backed securities. Prior to joining PIMCO in 2011, he structured and traded derivative strategies for a global macro hedge fund. He previously developed trading strategies at a hedge fund that focused on foreign exchange volatility. He has 14 years of investment experience and holds an MBA from the University of Chicago Booth School of Business. He also holds a master’s degree in financial engineering and an undergraduate degree in computer science from the National University of Singapore.

Mohit Mittal is a managing director and portfolio manager in the Newport Beach office, and a senior member of the liability driven investment and credit portfolio management teams. He manages multi-sector portfolios with added specialization in long credit, investment grade credit, total return and unconstrained bond portfolios. In addition, he is head of the U.S. investment grade, high yield and emerging market credit trading desks. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal also serves on the board of Orangewood Foundation. He joined the firm in 2007 and holds an MBA from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

**********

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Pacific Investment Management Company LLC” is amended to add the following information:

Pacific Investment Management Company LLC (“PIMCO” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Sub-Adviser managed by the portfolio manager and the total assets of the accounts managed within each category as of
	November 30, 2019						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

EQ/PIMCO Global Real Return Portfolio
David Brhel	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

EQ/Quality Bond PLUS Portfolio
Mohit Mittal	15	$30.996	18	$20.476	132	$80.737	N/A	N/A	3	$3.105	5	$954.09

Multimanager Core Bond Portfolio
Mohit Mittal	15	$30.996	18	$20.476	132	$80.737	N/A	N/A	3	$3.105	5	$954.09

EQ/PIMCO Total Return Portfolio
Mohit Mittal	15	$30.996	18	$20.476	132	$80.737	N/A	N/A	3	$3.105	5	$954.09

EQ/PIMCO Real Return Portfolio
Daniel He	N/A	N/A	N/A	N/A	2	$593	N/A	N/A	N/A	N/A	N/A	N/A

Ownership of Securities of the Portfolio as of November 30, 2019

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/PIMCO Global Real Return Portfolio
David Brhel	X

EQ/Quality Bond PLUS Portfolio
Mohit Mittal	X

Multimanager Core Bond Portfolio
Mohit Mittal	X

EQ/PIMCO Total Return Portfolio
Mohit Mittal	X

EQ/PIMCO Real Return Portfolio
Daniel He	X

**********